Discontinued operations - Summary of Financial Liabilities Relating to Insurance and Investment Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	€ 87,309	€ 124,422
Total	3,009	4,263	[1]	€ 4,066	[1]
Liquidity risk [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	142,911	166,257
Insurance contracts for account of policyholders	181,245	224,740
Investment contracts	13,511	24,584
Investment contracts for account of policyholders	145,829	158,381
Total	483,496	573,962
Liquidity risk [member] | Not later than 1 year [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	3,432	4,260
Insurance contracts for account of policyholders	7,456	11,494
Investment contracts	1,737	8,324
Investment contracts for account of policyholders	6,107	14,011
Total	18,732	38,089
Liquidity risk [member] | 1-5 years [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	11,364	16,215
Insurance contracts for account of policyholders	30,877	41,638
Investment contracts	4,814	7,975
Investment contracts for account of policyholders	23,626	27,637
Total	70,681	93,465
Liquidity risk [member] | Over 5 through 10 years [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	11,946	18,438
Insurance contracts for account of policyholders	29,565	39,941
Investment contracts	2,581	3,847
Investment contracts for account of policyholders	26,970	31,715
Total	71,062	93,941
Liquidity risk [member] | Over 10 years [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	116,169	127,344
Insurance contracts for account of policyholders	113,346	131,667
Investment contracts	4,379	4,438
Investment contracts for account of policyholders	89,126	84,825
Total	323,021	348,274
Discontinued operations [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Total	38	€ 26		€ (100)
Discontinued operations [member] | Liquidity risk [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	45,982
Insurance contracts for account of policyholders	27,870
Investment contracts	12,610
Investment contracts for account of policyholders	1,396
Total	87,858
Discontinued operations [member] | Liquidity risk [member] | Not later than 1 year [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	1,819
Insurance contracts for account of policyholders	1,227
Investment contracts	7,476
Investment contracts for account of policyholders	1,396
Total	11,919
Discontinued operations [member] | Liquidity risk [member] | 1-5 years [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	6,330
Insurance contracts for account of policyholders	4,598
Investment contracts	3,410
Total	14,339
Discontinued operations [member] | Liquidity risk [member] | Over 5 through 10 years [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	7,411
Insurance contracts for account of policyholders	5,791
Investment contracts	1,172
Total	14,373
Discontinued operations [member] | Liquidity risk [member] | Over 10 years [member]
Disclosure Of Types Of Insurance Contracts Relating to Discontinued Operations [Line Items]
Insurance contracts	30,422
Insurance contracts for account of policyholders	16,253
Investment contracts	552
Total	€ 47,227

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.